FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial Instruments And Fair Value Measurements [Abstract]
Sensitivity analysis, variance, percentage	10.00%
Value at risk	$ 1,900,000
Amounts receivable	617,873	$ 170,574	$ 68,636
Amounts receivable, related party transactions	341,294	40,499
Interest receivable	$ 216,504	$ 46,886